Commitments and Contingencies - Charter party agreements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Jun. 30, 2026 USD ($)
Other Commitments [Line Items]
Total	$ 160,350
2027	146,429
2028	11,713
2029	2,208
2030	0
2031 and thereafter	0
Future, minimum, non-cancellable charter revenues (1) [Member]
Other Commitments [Line Items]
Total	160,350	[1]
2027	146,429	[1]
2028	11,713	[1]
2029	2,208	[1]
2030	0	[1]
2031 and thereafter	$ 0	[1]

[1]	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2026, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of June 30, 2026 and ii) the remaining minimum duration of each non-cancellable time charter agreement.